Business Combination - Schedule of Business Combination Assets Acquired and Liability Assumed (Details) - USD ($)	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Total cash consideration		$ 1,836,491
Cash and cash equivalents		314,060
Other current assets		83,777
Property and equipment		24,400
Other non-current assets		95,339
Identifiable intangible assets acquired		1,435,371
Goodwill	$ 752,345	752,345
Liability assumed		(868,801)
Total		$ 1,836,491